Share Capital	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share Capital

17. SHARE CAPITAL

The Company’s authorized share capital consists of an unlimited number of common shares.

	Number of shares
	(000’s)	$

Year ended December 31, 2019
Opening balance	19,841	106,786
Shares issued on exercise of stock options	10	38
Shares issued on exercise of RSUs and DSUs	40	245
Shares issued on exercise of warrants	370	699
Shares issued from bought deal (1)	2,185	6,903
Value of shares issued in asset acquisition (2)	45	169
Balance at December 31, 2019	22,491	114,840

Year ended December 31, 2020
Opening balance	22,491	114,840
Shares issued on exercise of stock options	261	602
Shares issued on exercise of RSUs and DSUs	382	1,627
Shares issued on exercise of warrants	2	8
Shares issued on acquisition of Otis Gold Corp (3)	8,131	16,370
Shares issued as part of Credit Facility (4)	107	180
Shares issued to settle payables (5)	671	1,738
Value of shares issued in asset acquisition (2)	66	246
Shares issued to settle interest on convertible debentures (6)	228	588
Balance at December 31, 2020	32,339	136,199

(1)	On August 27, 2019 the Company completed a public equity financing (the “2019 Bought Deal”) of 2,185,000 units (“2019 Public Units”) at a price of C$5.30 per Public Unit for gross proceeds of C$11,581 (the “2019 Offering”). Each 2019 Public Unit comprised one common share and one half-warrant (“$7.00 Warrant”) with each whole warrant entitling the holder to acquire a common share at a price of C$7.00 for a period of two years ending August 27, 2021. The Company issued 1,092,500 $7.00 warrants. Broker and underwriting fees of C$800 were paid in respect of the 2019 Bought Deal.

The net proceeds of C$10,510 ($8,000) after transaction costs, were allocated proportionally between the fair values of the common shares and the $7.00 Warrants.

(2)	On September 24, 2019, the Company announced the Globex Agreement. The first issuance of 45,367 common shares (valued at C$225) and the first cash payment (C$100) were made on the effective date of the option agreement and recorded as an addition to mineral rights. On September 21, 2020, the second issuance of 65,657 common shares (valued at C$325) and the second cash payment (C$100) were made and recorded as an addition to mineral rights (Note 11).

(3)	On April 22, 2020, the Company completed the Otis Transaction (Note 5). Otis shareholders received 0.23 of a common share for each Otis common share held (the “Exchange Ratio”), resulting in the issuance of 8,130,630 common shares valued at the market price of C$2.85 per common share.

(4)	On March 16, 2020, the Company closed the Credit Facility (Note 14). In consideration for the Facility, Excellon issued 107,291 common shares to Sprott Lending.

(5)	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the shares issued and the carrying amount of the payables settled.

(6)	On December 31, 2020, the Company elected to pay the first interest payment on the Debentures (Note 16) in common shares valued at C$754 ($588).

The outstanding number and weighted average exercise prices of equity-settled Stock Options, Purchase Warrants, Deferred Share Units (“DSUs”) and Restricted Share Units (“RSUs”) are as follows:

	Options		Warrants
	Options Outstanding	Weighted Average Exercise Price (CAD)	Warrants Outstanding	Weighted Average Exercise Price (CAD)	RSUs Outstanding	DSUs Outstanding
Outstanding at January 1, 2019	260,000	6.34	370,209	2.50	352,571	372,499
Granted/issued	241,000	4.68	1,092,500	7.00	369,795	95,073
Exercised/settled	(10,000)	2.85	(370,209)	2.50	(39,833)	-
Expired	(20,000)	5.78	-	-	-	-
Forfeited	(10,000)	4.75	-	-	(110,047)	-
Outstanding at December 31, 2019	461,000	5.59	1,092,500	7.00	572,486	467,572
Exercisable at December 31, 2019	270,665	5.91	1,092,500	7.00	-	-

Outstanding at January 1, 2020	461,000	5.59	1,092,500	7.00	572,486	467,572
Granted/issued/acquired (Note 5)	1,002,395	3.34	1,448,488	5.23	337,331	217,264
Exercised/settled	(260,596)	1.93	(2,400)	3.45	(224,750)	(193,507)
Expired	(332,359)	5.20	-	-	(91,332)	-
Forfeited	(23,004)	4.26	-	-	(128,223)	-
Outstanding at December 31, 2020	847,437	4.21	2,538,588	6.00	465,511	491,330
Exercisable at December 31, 2020	548,009	4.52	2,538,588	6.00	-	-

On April 22, 2020, the Company issued 531,895 Options and 305,060 Warrants (“$3.30 Warrants”) in replacement of pre-existing Otis Options and Warrants outstanding at the date of closing of the Transaction (Note 5). In accordance with the Otis Stock Option Plan, 130,365 stock options expired on July 22, 2020, 90 days after the closing of the Transaction.

The $7.00 Warrants expire on August 27, 2021, the $3.30 Warrants expire on March 29, 2022 and the $5.75 Warrants expire on July 30, 2023 (Note 16).

Options outstanding and exercisable are as follows:

Exercise Price Range (CAD)	Stock Options Outstanding	Weighted Average Remaining Contractual Life (years)	Stock Options Exercisable	Weighted Average Exercise Price (CAD)
$2.00 to $3.99	502,487	2.42	294,235	3.07
$4.00 to $5.99	243,950	3.19	152,774	4.75
$6.00 to $7.99	15,000	1.40	15,000	7.63
$8.00 to $9.99	86,000	1.59	86,000	8.53
	847,437	2.54	548,009	4.52

The grant date fair values of the Options were measured based on the Black-Scholes formula. Expected volatility is estimated by considering historic average share price volatility. The inputs used in the measurement of the Option fair values at grant date were the following:

	2020	2019
Fair value at grant date (CAD)	$1.64	$2.90
Share price at grant date (CAD)	$3.34	$4.65
Exercise price (CAD)	$3.34	$4.65
Risk free interest rate	0.56%	1.71%
Expected life of options in years	5.00	5.00
Expected volatility	74.81%	77.63%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	4.76%	5.40%

Compensation expense is recognized over the vesting period of the grant with the corresponding equity impact recorded in contributed surplus. Share-based compensation expense comprises the following:

	2020	2019
	$ (CAD)	$(CAD)
Stock options	634	559
RSU	1,085	456
DSU	835	448
	2,554	1,463